FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

OCTOBER 28, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:	FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-212613

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund.

Our responses to comments received on August 18, 2016 with respect to the Fund’s initial Registration Statement on Form N-2 were previously submitted in a separate Correspondence filing dated October 17, 2016. This filing has been redlined to indicate changes that have been made to the Registration Statement since the Fund’s initial filing on July 21, 2016.

The Fund intends to formally request acceleration of effectiveness of the Registration Statement as soon as practicable in November 2016.

If you have any questions on the enclosed material, please contact me at (412) 288-4429.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures